32 Operating Costs and Expenses (Details 6) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		R$ 333,275
Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			R$ 212,495	R$ 272,631
Financial offset for the use of water resources [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		63,841
Financial offset for the use of water resources [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			103,737	105,310
Collection charge [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		49,903
Collection charge [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			51,156	44,682
Net losses in the decommissioning and disposal of assets [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		44,020
Net losses in the decommissioning and disposal of assets [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			38,151	70,640
Compensation [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		38,423
Compensation [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			63,628	31,045
Taxes [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		37,847
Taxes [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			28,651	78,323
Donations, contributions, grants, tax incentives [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net	[1]	22,136
Donations, contributions, grants, tax incentives [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net	[1]		12,829	12,314
Leasing and rent [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		9,705
Leasing and rent [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			8,536	34,226
Associacao das emissoras de radiodifusao do parana - AERP [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		11,455
Associacao das emissoras de radiodifusao do parana - AERP [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			10,862	10,753
Publicity [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		9,598
Publicity [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			7,206	6,127
Talento olimpico paranaens - TOP [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		4,750
Talento olimpico paranaens - TOP [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			4,719	4,537
Sponsorship [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net		1,126
Sponsorship [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net			2,460	2,685
Other net income, costs and expenses [member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net	[2]	R$ 40,471
Other net income, costs and expenses [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Other operating costs and expenses, net	[2]		R$ (119,440)	R$ (128,011)

[1]	The balance includes the Company's social investments in education, culture, health, sports, among others, including incentive donations used as a tax benefit.
[2]	The 2019 balance includes R$ 97,664 of water rate reversal (TCFRH).